Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 15.7%
Ferrari NV	85,219	$24,393,309
Stellantis NV	1,575,096	24,002,007
		48,395,316
Banks — 22.5%
FinecoBank Banca Fineco SpA	717,779	9,588,206
Intesa Sanpaolo SpA	11,597,508	26,934,667
Mediobanca Banca di Credito Finanziario SpA	775,724	8,574,581
UniCredit SpA	1,252,232	24,145,886
		69,243,340
Beverages — 3.0%
Davide Campari-Milano NV	709,909	9,288,517

Financial Services — 2.2%
Nexi SpA(a)(b)	856,031	6,731,604

Diversified Telecommunication Services — 3.9%
Infrastrutture Wireless Italiane SpA(a)	556,918	7,100,701
Telecom Italia SpA/Milano(b)(c)	17,736,040	4,714,414
		11,815,115
Electric Utilities — 16.4%
Enel SpA	5,907,234	37,180,143
Terna - Rete Elettrica Nazionale	1,567,510	13,170,649
		50,350,792
Electrical Equipment — 3.5%
Prysmian SpA	289,000	10,748,948

Energy Equipment & Services — 2.4%
Tenaris SA	603,794	7,495,267

Gas Utilities — 3.9%
Snam SpA	2,287,585	11,991,416

Health Care Equipment & Supplies — 1.5%
DiaSorin SpA	45,771	4,727,522

Health Care Providers & Services — 2.3%
Amplifon SpA	205,760	7,137,184

Insurance — 6.8%
Assicurazioni Generali SpA	711,106	13,508,876
Security	Shares	Value

Insurance (continued)
Poste Italiane SpA(a)	717,254	$7,455,717
		20,964,593
Machinery — 4.3%
CNH Industrial NV	1,042,387	13,342,064

Oil, Gas & Consumable Fuels — 4.4%
Eni SpA	1,004,801	13,370,629

Pharmaceuticals — 2.2%
Recordati Industria Chimica e Farmaceutica SpA	156,676	6,833,040

Textiles, Apparel & Luxury Goods — 4.7%
Moncler SpA	209,984	14,290,905

Total Long-Term Investments — 99.7%
(Cost: $349,947,678)		306,726,252

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	469,392	469,486
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	300,000	300,000

Total Short-Term Securities — 0.3%
(Cost: $769,489)		769,486

Total Investments — 100.0%
(Cost: $350,717,167)		307,495,738

Other Assets Less Liabilities — 0.0%		104,779

Net Assets — 100.0%		$307,600,517

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$372,069	$97,023	(a)	$—	$539	$(145)	$469,486	469,392	$1,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	260,000	(a)	—	—	—	300,000	300,000	5,001		—
					$539	$(145)	$769,486		$6,646		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	5	06/16/23	$700	$(31,183)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$306,726,252	$—	$306,726,252
Short-Term Securities
Money Market Funds	769,486	—	—	769,486
	$769,486	$306,726,252	$—	$307,495,738
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(31,183)	$—	$(31,183)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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